DERIVATIVE LIABILIT (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 07, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate				0.05%		0.13%
Expected volatility rate				120.00%		180.00%
OID percentage				18.00%
Proceeds from financing transition				$ 2,500,000
Debt face amount		$ 3,048,781		3,048,781
Fair market value gain		0	$ 0	0	$ 60,650	$ 60,650	$ 4,150
Gain on loan extinguishment	$ 42,000	0	$ 0	$ 0	$ 269,144	224,166	0
Minimum [Member]
Expected volatility rate				44.00%	153.00%
Maximum [Member]
Expected volatility rate				185.00%	171.00%
Convertible promissory note agreement [Member]
Fair market value gain				$ 60,650		60,650	4,150
Fair value of embeded derivative liability		8,700		$ 8,700		0	60,650
Beneficial conversion feature recorded as discount						64,800	$ 64,800
Gain on loan extinguishment						$ 273,462
Convertible promissory note agreement [Member] | Minimum [Member]
Expected life				4 years		1 year
Convertible promissory note agreement [Member] | Maximum [Member]
Expected life				6 years		1 year
Convertible promissory note agreement [Member] | March 1, 2019 [Member]
Fair value of embeded derivative liability		$ 980,000		$ 980,000		$ 28,000
Convertible promissory note agreement [Member] | 2019 [Member]
Interest rate		10.00%		10.00%		10.00%
Conversion price, description						Convertible into the Company’s common shares at a variable conversion price based on a 50% discount of the market price at an undetermined future date.